Shareholders' Equity (Details) - Schedule of Warrants Activity - shares		6 Months Ended
	Dec. 31, 2022	Jun. 30, 2024
Schedule of Warrants Activity [Abstract]
Number of warrants, beginning balance	6,023,700	6,023,700
Weighted average life, beginning balance	1 year 1 month 6 days	1 month 6 days
Expiration dates, beginning balance	Feb. 05, 2024	Feb. 05, 2024
Number of warrants,Forfeited		(6,023,700)
Number of warrants, ending balance
Expiration dates, ending balance	Feb. 05, 2024	Feb. 05, 2024
Number of warrants, Balance of warrants exercisable
Expiration dates, Balance of warrants exercisable		Feb. 05, 2024